Related-party transactions	12 Months Ended
Dec. 31, 2017
Related-party transactions
Related party transactions

46. Related-party transactions

Transactions with related parties

The parties related to the Bank are deemed to include, in addition to its subsidiaries and jointly controlled entities, the Bank’s key management personnel (the member of its Board of Directors, executive officers and other key management personnel, together with their close family members) and the entities over which the key management personnel may exercise significant influence or control.

The Bank also considers the companies that are part of the Santander Bank worldwide as related parties, given that all of them have a common parent, i.e., Banco Santander (Spain).

Transactions between the Bank and its related parties are specified below. To facilitate comprehension, we have divided the information into the following categories:

Ultimate Parent Company

This category includes balances with Banco Santander (Spain).

Santander Group Companies

This category includes all the companies that are controlled by Banco Santander (Spain) around the world, and hence, it also includes the companies over which the Bank exercises any degree of control (Affiliates and special-purpose entities).

The information related to directors, executive officers and other key management personnel is detailed in Note 6.

Related-party transactions were made on terms equivalent to those prevailing in arm’s-length transactions.

	12/31/2016		12/31/2017
	Ultimate	Santander	Ultimate	Santander
	Parent	Group	Parent	Group
	Company	Companies	Company	Companies

ASSETS:
Financial assets held for trading -
Trading derivatives -
Of which -
Banco Santander, S.A. (Spain)	90,418	—	73,593	—
Abbey National Treasury Services plc.	—	2,352	—	12
Other	—	2	—	2
Other financial assets at fair value through profit or loss -
Loans and advances to credit to customers -
Casa de Bolsa Santander, S.A. de C.V., Grupo Financiero Santander México	—	1,283	—	2,090
Other	—	1	—	—
Available for sale financial assets -
Of which -
Grupo Financiero Santander México, S.A.B. de C.V.	—	233	—	248
Loans and receivables -
Loans and advances to credit institutions -
Of which -
Banco Santander, S.A. (Spain)	281	—	997	—
Banco Santander Rio, S.A.	—	223	—	194
Loans and advances to customers -
Of which -
Santander Capital Structuring, S.A. de C.V.	—	—	—	1,176
Produban Servicios Informáticos Generales, S.L.	—	1,154	—	1,674
Key management personnel	—	1,471	—	3,666
Other intangible assets -
Of which -	—		—
Isban México, S.A. de C.V.	—	2,364	—	2,811
Produban Servicios Informáticos Generales, S.L.	—	478	—	533
Ingeniería de Software Bancario, S.L.	—	412	—	443
Santander Back-Offices Globales Mayoristas, S.A.	—	74	—	74
Isban Brasil, S.A.	—	11	—	11
Other assets -
Of which -
Santander Issuances, S.A.	—	251	—	—
Casa de Bolsa Santander, S.A. de C.V., Grupo Financiero Santander México	—	—	—	21
Abbey National Treasury Services plc	—	—	—	76
Zurich Santander Seguros México, S.A.	—	976	—	1,053
SAM Asset Management, S.A. de C.V., Sociedad Operadora de Fondos de Inversión	—	171	—	156
Other	—	25	—	12

	12/31/2016		12/31/2017
	Ultimate	Santander	Ultimate	Santander
	Parent	Group	Parent	Group
	Company	Companies	Company	Companies

LIABILITIES AND EQUITY:
Financial liabilities held for trading -
Trading derivatives -
Of which -
Banco Santander, S.A. (Spain)	58,537	—	43,827	—
Banco Santander International	—	64	—	25
Abbey National Treasury Services plc.	—	1,659	—	75
Other	—	2	—	—
Short positions -
Of which -
Casa de Bolsa Santander, S.A. de C.V., Grupo Financiero Santander México	—	2,646	—	5,002
Other financial liabilities at fair value through profit or loss -
Customer deposits - Repurchase agreements
Of which -
Casa de Bolsa Santander, S.A. de C.V., Grupo Financiero Santander México	—	22,162	—	19,333
Banco S3 México, S.A., Institución de Banca Múltiple	—	—	—	1,651
Grupo Financiero Santander México, S.A.B. de C.V.	—	—	—	71
Other	—	—	—	5
Financial liabilities at amortized cost -
Deposits from credit institutions -
Of which -
Banco Santander, S.A. (Spain)	33,209	—	32,559	—
Other	—	18	—	75
Subordinated liabilities -
Of which -
Banco Santander, S.A. (Spain)	22,661	—	21,738	—
Grupo Financiero Santander México, S.A.B. de C.V.	—	10,298	—	9,831
Customer deposits -
Of which-
Abbey National Treasury Services plc.	—	683	—	—
Isban México, S.A. de C.V.	—	653	—	515
SAM Asset Management, S.A. de C.V., Sociedad Operadora de Fondos de Inversión	—	18	—	—
Casa de Bolsa Santander, S.A. de C.V., Grupo Financiero Santander México	—	10	—	—
Operadora de Carteras Gamma, S.A.P.I. de C.V.	—	—	—	145
Grupo Financiero Santander México, S.A.B. de C.V.	—	193	—	176
Santander Global Facilities, S.A. de C.V.	—	426	—	620
Servicios de Cobranza, Recuperación y Seguimiento, S.A. de C.V.	—	153	—	179
Produban Servicios Informáticos Generales, S.L.	—	51	—	406
Grupo Alcanza, S.A. de C.V.	—	138	—	—
Santander Capital Structuring, S.A. de C.V.	—	—	—	186
Other (*)	—	1,072	—	234
Marketable debt securities -
Of which -
Banco Santander, S.A. (Spain)	1,016	—	1,182	—
Other	—	28	—	15
Other financial liabilities -
Of which -
Banco Santander, S.A. (Spain)	3	—	1,366	—
Casa de Bolsa Santander, S.A. de C.V., Grupo Financiero Santander México	—	360	—	59
Santander Investment Securities Inc.	—	48	—	—
Santander Global Facilities, S.A. de C.V.	—	45	—	—
Other	—	43	—	66
Other liabilities -
Of which -
Banco Santander, S.A. (Spain)	1,733	—	—	—
Produban Servicios Informáticos Generales, S.L.	—	352	—	409
Isban México, S.A. de C.V.	—	188	—	184
Santander Back-offices Globales Mayorista, S.A.	—	10	—	18
Ingenieria de Software Bancario, S.L.	—	19	—	75
Other	—	18	—	4

(*)As of December 31, 2016 and 2017, includes 822 and 52 million pesos, respectively, related to key management personnel transactions.

	2015		2016		2017
	Ultimate	Santander	Ultimate	Santander	Ultimate	Santander
	Parent	Group	Parent	Group	Parent	Group
	Company	Companies	Company	Companies	Company	Companies

INCOME STATEMENT:
Interest income and similar income -
Of which -
Banco Santander, S.A. (Spain)	5	—	5	—	—	—
Produban Servicios Informáticos Generales, S.L.	—	45	—	52	—	86
Casa de Bolsa Santander, S.A. de C.V., Grupo Financiero Santander México	—	37	—	57	—	95
Santander Capital Structuring, S.A. de C.V.	—	22	—	—	—	—
Other	—	1	—	2	—	93
Interest expenses and similar charges -
Of which -
Banco Santander, S.A. (Spain)	1,026	—	1,275	—	1,440	—
Casa de Bolsa Santander, S.A. de C.V., Grupo Financiero Santander México	—	637	—	1,316	—	1,449
Grupo Financiero Santander México, S.A.B. de C.V.	—	9	—	9	—	16
Banco S3 México, S.A., Institución de Banca Múltiple	—	—	—	—	—	12
Servicios de Cobranza, Recuperación y Seguimiento, S.A. de C.V.	—	—	—	9	—	7
Santander Global Facilities, S.A. de C.V.	—	—	—	11	—	28
Isban México, S.A. de C.V.	—	12	—	24	—	28
Other	—	10	—	9	—	35
Fee and commission income -
Of which -
Banco Santander, S.A. (Spain)	171	—	6	—	7	—
Santander Investment Securities Inc.	—	7	—	—	—	10
Zurich Santander Seguros México, S.A.	—	3,929	—	4,165	—	4,219
SAM Asset Management, S.A. de C.V., Sociedad Operadora de Fondos de Inversión	—	1,363	—	1,647	—	1,585
Other	—	4	—	16	—	9
Fee and commission expense-
Of which -
Banco Santander, S.A. (Spain)	1	—	19	—	15	—
Santander Global Facilities, S.A. de C.V.	—	131	—	—	—	15
Servicios de Cobranza, Recuperación y Seguimiento, S.A. de C.V.	—	92	—	—	—	—
Casa de Bolsa Santander, S.A. de C.V., Grupo Financiero Santander	—	—	—	41	—	—
SAM Asset Management , S.A. de C.V., Sociedad Operadora de Fondos de Inversión	—	—	—	52	—	66
Santander Investment Securities Inc.	—	—	—	62	—	—
Other	—	—	—	11	—	—
Gains/(losses) on financial assets and liabilities (net) -
Of which -
Banco Santander, S.A. (Spain)	813	—	24,211	—	(4,346)	—
Abbey National Treasury Services plc.	—	622	—	(280)	—	(739)
Other	—	(194)	—	(44)	—	19
Other operating income
Of which -
Santander Global Facilities, S.A. de C.V.	—	62	—	52	—	46
Casa de Bolsa Santander, S.A. de C.V., Grupo Financiero Santander México	—	26	—	—	—	28
Zurich Santander Seguros México, S.A.	—	2	—	—	—	—
SAM Asset Management , S.A. de C.V., Sociedad Operadora de Fondos de Inversión	—	7	—	—	—	—
Other	—	3	—	39	—	10

Administrative expenses -
Of which -
Banco Santander, S.A. (Spain)	—	—	—	—	66	—
Produban Servicios Informáticos Generales, S.L.	—	1,377	—	1,663	—	1,601
Isban México, S.A. de C.V.	—	92	—	178	—	188
Santander Global Facilities, S.A. de C.V.	—	259	—	206	—	366
Ingeniería de Software Bancario, S.L.	—	110	—	151	—	165
Gesban México Servicios Administrativos Globales, S.A. de C.V.	—	—	—	52	—	53
Santander Back-offices Globales Mayorista, S.A.	—	—	—	26	—	61
Casa de Bolsa Santander, S.A. de C.V., Grupo Financiero Santander México	—	58	—	54	—	—
Geoban, S.A.	—	76	—	78	—	77
Aquanima México, S. de R.L. de C.V.	—	47	—	43	—	45
Servicios de Cobranza, Recuperación y Seguimiento, S.A. de C.V.	—	—	—	110	—	119
Other	—	131	—	49	—	34

As mentioned in Note 3, on November 22, 2017 the Bank acquired from the Brokerage House 14,176,749 shares of Bolsa Mexicana de Valores, S.A.B. de C.V. for an amount of 449 million pesos.